FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc
Fair value of assets and liabilities
Derivative Assets	$ 5,200	$ 4,500					$ 23,000	$ 548,000	$ 1,355,000	$ 23,000	$ 548,000	$ 1,355,000
Deferred Compensation Plan Assets					6,998,000	5,752,000			3,916,000	6,998,000	5,752,000	3,916,000
Total					6,998,000	5,752,000	23,000	548,000		7,021,000	6,300,000
Transfer of assets from Level 1 to Level 2			0	0
Transfer of assets from Level 2 to Level 1			$ 0	$ 0